Pensions - Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ (17,562)	$ (20,992)
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ 18,228	$ 21,860
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ 17,817	$ 21,385
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ (17,262)	$ (20,651)